COMMITMENTS AND CONTINGENCIES (Details - Schedule of supplemental information related leases) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 586,228	$ 582,989	$ 782,591	$ 414,085
Short term lease Cost	56,052	26,127	33,751	21,628
Operating cash outflow used for operating leases	$ 505,664	$ 323,750	$ 416,250	$ 285,959
Operating Lease, Weighted Average Discount Rate, Percent	9.00%	9.00%	9.00%	9.00%
Operating Lease, Weighted Average Remaining Lease Term	8 years 7 months 6 days	9 years 7 months 6 days	9 years 6 months	10 years 4 months 24 days